ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
ACCOUNTS RECEIVABLE
5.	ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for doubtful accounts were summarized as follows:

	As of December 31,
	2015	2016
	US$	US$

Accounts receivable	178,580	128,038
Allowance for doubtful accounts	(31,064)	(34,366)

Accounts receivable, net	147,516	93,672

	For the Years Ended
	December 31,
	2014	2015	2016
	US$	US$	US$
Movement in allowance for doubtful accounts:
Balance at beginning of year	15,019	21,397	31,064
Additional provision charged to expenses	17,377	18,649	30,025
Write-offs	(10,933)	(7,209)	(24,250)
Foreign currency translation adjustments	(66)	(1,773)	(2,473)

Balance at end of year	21,397	31,064	34,366